Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000916403
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2015
Prospectus Date	rr_ProspectusDate	Nov. 20, 2015